Expenses by Nature - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expense by Nature [line items]
Expense of restructuring activities	kr 8,015	kr 8,501	kr 7,567
Revised Business Support System Strategy [member]
Expense by Nature [line items]
Expense of restructuring activities	kr (3,100)
ICT center [member]
Expense by Nature [line items]
Expense of restructuring activities		kr (1,300)